IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 13)	$ 2,508,000	$ 1,795,000	$ 6,349,000
Impairment of goodwill and other intangible assets (Note 14)	3,853,000	15,422,000	16,570,000
Impairment of prepayments (Note 18)	583,000	562,000	1,376,000
Total impairment loss	6,944,000	17,779,000	24,295,000
Income tax impact of impairment loss	0	0	148,000
Total impairment loss after tax	$ 6,944,000	$ 17,779,000	$ 24,443,000